SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 15, 2024	Feb. 12, 2024
SUBSEQUENT EVENTS
Dividend declared (in dollars per share)	$ 0.40
Dividend declared	$ 198.9
New Credit Facility | Unsecured revolving credit facility
SUBSEQUENT EVENTS
Borrowing capacity		$ 2,000.0
Proceeds from non current borrowings		$ 200.0
New Credit Facility | Unsecured revolving credit facility | Minimum
SUBSEQUENT EVENTS
Margin adjustment to interest rate basis		0.00%
Standby fee rate		0.09%
New Credit Facility | Unsecured revolving credit facility | Maximum
SUBSEQUENT EVENTS
Margin adjustment to interest rate basis		2.00%
Standby fee rate		0.25%
New Credit Facility | Letter of credit under New Credit Facility | Minimum
SUBSEQUENT EVENTS
Margin adjustment to interest rate basis		0.60%
New Credit Facility | Letter of credit under New Credit Facility | Maximum
SUBSEQUENT EVENTS
Margin adjustment to interest rate basis		2.00%
Amendment to term loan facility | Term Loan Facility.
SUBSEQUENT EVENTS
Borrowing capacity		$ 600.0